Other Long-Term Liabilities	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Other Long-Term Liabilities	Other Long-Term Liabilities

	2024	2023
Asset retirement obligations	$8,607	$7,690
Lease liabilities (note 8)	1,464	1,555
Share-based compensation	620	780
Transportation and processing contracts	58	87
Risk management (note 19)	8	4
Other	80	73
	10,837	10,189
Less: current portion	1,535	1,503
	$9,302	$8,686
ASSET RETIREMENT OBLIGATIONS
The Company’s asset retirement obligations are expected to be settled on an ongoing basis over a period of approximately 60 years and discounted using a weighted average discount rate of 4.8% (2023 – 5.2%; 2022 – 5.6%) and inflation rates of up to 2% (2023 – up to 2%; 2022 – up to 2%). Reconciliations of the discounted asset retirement obligations were as follows:

	2024	2023	2022
Balance – beginning of year	$7,690	$6,908	$6,806
Liabilities incurred	28	25	20
Liabilities acquired, net	171	—	11
Liabilities settled	(646)	(509)	(449)
Asset retirement obligation accretion	389	366	281
Revision of cost, inflation and timing estimates (1)	417	621	897
Impact of regulatory changes (2)	—	—	982
Change in discount rates	419	314	(1,698)
Foreign exchange adjustments	139	(35)	58
Balance – end of year	8,607	7,690	6,908
Less: current portion	787	634	495
	$7,820	$7,056	$6,413
(1)Includes normal course revisions of cost, inflation and timing estimates, as well as revisions related to cost estimate increases on future abandonment of the Ninian field assets in the North Sea.
(2)Reflects changes to the estimated timing of settlement of the Company's asset retirement obligations due to provincial regulatory changes in Alberta, British Columbia and Saskatchewan in 2022.
Segmented Asset Retirement Obligations

	2024	2023
Exploration and Production
North America	$4,783	$4,471
North Sea	1,724	1,441
Offshore Africa	197	165
Oil Sands Mining and Upgrading	1,902	1,612
Midstream and Refining	1	1
	$8,607	$7,690
SHARE-BASED COMPENSATION
The liability for share-based compensation includes costs incurred under the Company’s Option and PSU plans. The Company’s Option Plan provides current employees with the right to elect to receive common shares or a cash payment in exchange for stock options surrendered. The PSU plan provides certain executive employees of the Company with the right to receive a cash payment, the amount of which is determined with reference to the value of the Company's shares, and by individual employee performance and the extent to which certain other performance measures are met.
The Company recognizes a liability for potential cash settlements under these plans. The current portion of the liability represents the maximum amount of the liability payable within the next twelve month period if all vested stock options and PSUs are settled in cash.

	2024	2023	2022
Balance – beginning of year	$780	$832	$489
Share-based compensation expense	279	491	804
Cash payment for stock options surrendered and PSUs vested	(84)	(110)	(79)
Transferred to common shares	(358)	(435)	(387)
Other	3	2	5
Balance – end of year	620	780	832
Less: current portion	463	538	559
	$157	$242	$273
Included within share-based compensation liability as at December 31, 2024 was $99 million (2023 – $96 million; 2022 – $127 million) related to PSUs granted to certain executive employees.
The fair value of stock options outstanding was estimated using the Black-Scholes valuation model with the following weighted average assumptions:

	2024	2023	2022
Fair value (1)	$13.15	$17.96	$16.48
Share price (1)	$44.38	$43.41	$37.60
Expected volatility	26.4%	30.9%	35.8%
Expected dividend yield	5.1%	4.6%	4.5%
Risk free interest rate	2.9%	3.6%	3.8%
Expected forfeiture rate	5.2%	5.4%	5.0%
Expected stock option life (2)	4.1 years	4.2 years	4.2 years
(1)Common share, per common share, dividend, and stock option amounts have been updated to reflect the two for one common share split (note 1).
(2)At original time of grant.
The intrinsic value of vested stock options at December 31, 2024 was $181 million (2023 – $164 million; 2022 – $208 million).